Project or Worker Photo [Fund Name] [Date], 2023

Long History and Track Record Overview Active Impact Investing Investment Strategy Features of the HIT » $6.1 billion investment grade fixed - income portfolio » Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 » Socially responsible investment vehicle » 366 institutional investors, primarily pension funds including Taft - Hartley and public plans » Directly sourcing increases relative value and provides additional benefits » 100 percent union labor requirement for all directly - sourced construction related investments » Successful ESG record creating family - supporting union jobs, affordable housing and economic impacts that benefit underserved communities » Signatory of UNPRI » Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) » Diverse leadership team with average 28 years experience, 19 years at HIT » Record of consistent and competitive returns » 26 out of 30 calendar years outperforming its benchmark the Bloomberg US Aggregate Bond Index on a gross basis, 17 years on a net basis » Focus on high credit quality multifamily mortgage securities » Portfolio designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg US Aggregate Bond Index » Higher income with superior credit quality and similar interest rate risk » Provides diversification versus other core strategies and liquidity 1 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2023 was - 0 . 64% , - 5 . 55% , - 0 . 35% , and 0 . 87% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of September 30 , 2023 , unless otherwise denoted .

*Letter from George Meany, President, AFL - CIO, dated March 23 , 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p . 2 (the “Meany Letter”) . The Meany Letter is available on the HIT’s website at https : //www . aflcio - hit . com/wp - content/uploads/ 2019 / 10 /meany_letter . pdf . [Project Name] [Project City, State] [Project Name] [Project City, State] 2 [Project Name] [Project City, State] History of the HIT x Created by the AFL - CIO Executive Council led by President George Meany: » Established to encourage and assist development of lower income housing while creating employment for the construction trades » “A massive attack would be made to meet America’s tremendous unmet housing needs”, George Meany* x 100 percent union labor requirement for all directly - sourced construction related investments

3 Why HIT Now? * See slide 12 for more detail on current portfolio yield performance ** Includes projects receiving NMTC allocations by HIT subsidiary Building America, CDE . Data current as of September 30 , 2023 . HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2023 was - 0 . 64% , - 5 . 55% , - 0 . 35% , and 0 . 87% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited x Higher yields » Portfolio yield of 6.26% – high levels not seen in 20 years* » Yield advantage of 86 bps relative to the Bloomberg Aggregate ^ x Putting labor’s capital to work generating union jobs and creating or preserving affordable housing** » 35 projects under construction at quarter - end, generating 18.9 million hours of union construction work and 5,650 units of housi ng » Committed to seven projects with total development cost of $1,039 million year - to - date – 43% of units affordable x Superior credit quality vs. the Bloomberg Aggregate » 88.1% government/agency/AAA relative to the benchmark’s 73.7%^ » Should benefit the HIT in the case of a recession [Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State]

HIT’s Long History of Impact Investing Successful track record as a fixed income impact investor NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) Ventana Residences San Francisco, CA The Couture Milwaukee, WI *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of September 30 , 2023 . Economic impact data is in 20 22 dollars and all other figures are nominal . 126,376 225,643 201.2 M $18.5 B $44.2 B $20.3 B $10.6 B 590 housing and healthcare units, with 67% affordable housing total jobs generated across communities hours of on - site union construction work created in personal income, including wages and benefits with $9.4B for construction workers in total economic benefits in total development cost in HIT Investment, including New Markets Tax Credit (NMTC) allocations Projects 4 [Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State]

Nationwide Major Markets Twin Cities New York City Chicago Boston Bay Area (1984 - 2023) 590 278 79 75 61 41 22 # of Projects $10.6B $5.8B $1.5B $2.0B $1.0B $798.6M $484.7M HIT Investment ° $20.3B $12.3B $2.2B $4.9B $2.1B $2.1B $915.4M Total Development Cost 201.2M 93.6M 20.4M 26.2M 20.5M 16.1M 10.5M Union Construction Hours 225,643 108,654 25,979 29,358 22,066 19,666 11,585 Total Jobs Created 126,376 (67%) 77,669 (80%) 11,291 (53%) 44,467 (92%) 13,551 (69%) 4,782 (90%) 3,578 (36%) Housing Units (% affordable) $44.2B $21.7B $4.9B $6.1B $4.2B $4.2B $2.3B Total Economic Impact ° Includes NMTC allocations by HIT subsidiary Building America CDE, Inc . as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 231 M nationwide HIT’s Investment in Major Markets* *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as o f September 30 , 2023 . Economic impact data is in 20 22 dollars and all other figures are nominal . 5

Erica Khatchadourian Chief Operating Officer 30+ years of experience in operations, general and personnel management, policy development and accounting for financial transactions, with 30 years at the HIT Chang Suh, CFA Chief Executive Officer and Chief Investment Officer 25+ years of experience in the financial services industry, specializing in the commercial mortgage industry and housing finance Nick Milano General Counsel 25+ years of legal experience in the financial services sector including compliance with regulations under federal and state securities laws, with 14 years at the HIT Lesyllee White Chief Marketing Officer 25+ years of business development experience in the financial services industry, with 24 years at the HIT William K. Pierce, CFA Senior Portfolio Manager 9 years of experience in financial markets, managing and trading investments, with 3 years at the HIT Leadership Ted Chandler Senior Managing Director - Strategic Initiatives 35+ years of experience in housing finance and community development, including 15 years at Fannie Mae and 14 years at the HIT John Hanley Senior Managing Director – Multifamily Origination 35+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 16 years at the HIT Harpreet Peleg, CFA Chief Financial Officer 25+ years of experience in accounting, finance, operations, regulatory reporting, and compliance with 18 years at the HIT; Leads HIT’s subsidiary, Building America CDE Julissa Servello Managing Director - Investor Relations 25 years of experience at the HIT liaising with investors, consultants and stake holders 6

x Diverse workforce (63% minority or women) x Diverse leadership team (56% minority or women) x HIT policy and demonstrated practice is to create and maintain an organizational environment that achieves and values a workforce that reflects the diversity of our society and promotes inclusion x Diversity, equity and inclusion add value, enrich the culture and productivity of our workplace, and contribute to staff dept h o f experience and retention x A diverse workforce brings varied experiences and perspectives that add significant value to the HIT’s decision making and management x Committed to maintaining diversity, equity and inclusion in the workforce including through recruitment, hiring, retention, compensation and promotion decisions Diversity, Equity and Inclusion 7 As of September 30 , 2023

Plan types include pension, health & welfare, annuity, among others. $2,066.49 34% $887.89 14% $1,337.07 22% $1,427.88 23% $408.55 7% 366 Institutional Investors (as of 9/30/2023) $ in Millions Building Trades - Local Building Trades - National Industrial - Other Public Service Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . Assets Under Management - $6.1 Billion 8

x As an internally managed mutual fund, the HIT does not charge a fixed fee; t he HIT passes along only its costs of operations x As set forth in its Prospectus, all returns over actual costs are distributed on a pro rata basis to investors based on units he ld, and all expenses are borne in proportion to the number of units held x Each year, the HIT Board of Trustees reviews and approves its budget for the upcoming year x For the year ended December 31, 2022, the expense ratio was 32 bps x HIT leadership committed to reducing operating costs Costs of Investing in the HIT Expenses may be higher or lower in any given year . The HIT provides additional information about its expense ratio in its Registration Statement and Annual Report to Participants which may be found at www . aflcio - hit . com and at www . sec . gov . 30 32 34 36 38 40 42 44 46 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 In BPS HIT Expense Ratio 9

[Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State] The HIT seeks to offer relative value: x Higher Yield x High Credit Quality x Diversification from Corporates x Highly Liquid Investment x Value Added – Impact Investments: » Union Construction Jobs, Affordable and Workforce Housing » Economic and Social Impact Investing in Underserved Communities HIT Difference – Relative Value and Impact Investing through Directly Sourced Multifamily Investments 10

Objectives Strategy Core Competency HIT Objectives and Strategy x Generate competitive risk - adjusted fixed - income total returns versus its benchmark x Create work for union members in the construction trades and related industries x Support housing construction including affordable and workforce x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk x Offer diversification to investors x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark 11

As of September 30, 2023 Relative Value – Fundamentals vs. Benchmark Bloomberg Agg^ HIT Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 5.98 5.91 Effective Duration 73.7% 88.8% U.S. Government/ Agency/AAA/Cash 0.29 0.25 Convexity 24.0% 6.4% A & Below/Not Rated Similar Prepayment Risk Higher Yield 73% 75% Prepayment Protection 3.46% 4.09% Current Yield 27% 25% No Prepayment Protection 5.40% 6.26% Yield to Worst The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited 12

33.8% 4.7% 2.5% 51.8% 0.8% 6.4% Cash & Cash Equivalents AAA Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA ) AA Average Quality (State Housing Bonds) Not Rated (Direct Loans) Credit Quality* As of September 30, 2023 * Based on total investments and including unfunded commitments 89% Government/ Agency/AAA/Cash High Credit Quality 13

* Based on total investments and includes unfunded commitments but does not include U.S. treasury futures contracts. Includes 13 .1% in floating rate investments. 14.0% 15.5% 65.5% 0.8% 0.8% 3.5% Short Term Treasury Construction - Related MF Investments AAA Private - Label CMBS SF MBS Permanent MF MBS Sector Allocation* As of September 30, 2023 81% Multifamily Overweight to Multifamily Sector High Credit Quality & Diversification from Corporate Bonds 14

- 1.31% - 0.31% - 5.24% - 0.02% 1.25% - 1.55% - 0.64% - 5.55% - 0.35% 0.87% - 1.21% 0.64% - 5.21% 0.10% 1.13% -6.0% -4.0% -2.0% 0.0% 2.0% YTD 1-year 3-year 5-year 10-year HIT Gross HIT Net Bloomberg Aggregate^ Total Returns vs. Benchmark As of September 30, 2023 HIT Performance Relative to Benchmark The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source: Bloomberg Index Services Limited 15

Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% - 0.73% - 13.27% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% - 1.04% - 13.55% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% - 1.54% - 13.01% -15% -13% -11% -9% -7% -5% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 HIT Gross HIT Net Bloomberg Aggregate ^ HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2023 was - 0 . 64% , - 5 . 55% , - 0 . 35% , and 0 . 87% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of September 30 , 2023 unless otherwise denoted . ^ Source : Bloomberg Index Services Limited 16

HIT vs. Bloomberg Aggregate Performance Rolling Annual Returns on a Monthly Basis -16% -12% -8% -4% 0% 4% 8% 12% HIT Gross Bloomberg Aggregate^ Competitive Performance Relative to the Benchmark Rolling annual returns show a high correlation with the Bloomberg Aggregate, but tend to exceed the benchmark during periods of economic weakness HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2023 was - 0 . 64% , - 5 . 55% , - 0 . 35% , and 0 . 87% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of September 30 , 2023 , unless otherwise denoted . ^ Source : Bloomberg Index Services Limited 17

Multifamily Focus: Govt/Agency Credit with Attractive Spreads x Government - guaranteed, multifamily construction - related loan spreads provide an attractive opportunity for risk - adjusted returns relative to other investment grade sectors as GNMA construction loans offer one of the widest yield spreads to Treasuries in agency credit investments x Prepayment protection through yield maintenance/penalty points x Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation Investment Comparison As of September 30, 2023 Source: HIT and Securities Dealers Spread/ Dur Spread to 10 - Yr (bps) Yield (%) Effective Convexity Effective Duration (Years) Investment Type 0.0 0 4.57 0.38 8.00 10 Year UST 19.7 155 6.12 0.40 7.87 GNMA Construction/Permanent 16.7 120 5.77 0.33 7.15 GNMA Permanent 20.3 121 5.79 --- 5.99 Structured GNPL (GNR 2023 - 125 AC) 10.9 77 5.34 0.32 7.06 FNMA Multifamily 10/9.5 DUS 69.2 187 6.44 - 0.92 2.70 UMBS 6.50% 30yr MBS 70.4 176 6.33 - 0.91 2.50 GNMA 6.50% 30yr MBS 0.0 0.5 1.0 1.5 2.0 2.5 3.0 3.5 4.0 4.5 5.0 0 50 100 150 200 250 Sep-18 Mar-19 Sep-19 Mar-20 Sep-20 Mar-21 Sep-21 Mar-22 Sep-22 Mar-23 Sep-23 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads September 2018 - September 2023 GNMA Permanent GNMA Construction/Permanent FNMA Multifamily 10/9.5 DUS 10-year Treas (right axis) 18

Corporate Spreads Historically Tight to Multifamily Corporate spreads 44 bps tighter relative to the 15 - year average difference 19 -250 -200 -150 -100 -50 0 50 100 Sep-08 Sep-09 Sep-10 Sep-11 Sep-12 Sep-13 Sep-14 Sep-15 Sep-16 Sep-17 Sep-18 Sep-19 Sep-20 Sep-21 Sep-22 Sep-23 Basis Points Ginnie Mae CLC vs. Corporate Difference in Ginnie Mae CLC and Corporate spreads to 10 - year UST (in bps) Corporates represent the corporate component of the Bloomberg Aggregate Source: HIT and Securities Dealers 15Y Average

EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves or disapproves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment $75M or over under $75M Construction - Related Multifamily Investment Process INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves or disapproves transactions for investment, recommends transactions to Executive Committee, if required INVESTMENT MANAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives INVESTMENT MANAGEMENT TEAM ANALYZE AND STRUCTURE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visits ESG Considerations UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management 20

CPI Breakdowns: YOY% Change Source: Bureau of Labor Statistics x Inflation slow to retreat, shelter prices still high 21 CPI Breakdowns: YOY% Change 2023 - Sep 2023 - Aug 2023 - Jul 2023 - Jun 2023 - May 2023 - Apr 2023 - Mar 2023 - Feb 2023 - Jan 2022 - Dec 2022 - Nov 2022 - Oct 2022 - Sep 3.7 3.7 3.2 3.0 4.0 4.9 5.0 6.0 6.4 6.5 7.1 7.7 8.2 All Items 4.1 4.3 4.7 4.8 5.3 5.5 5.6 5.5 5.6 5.7 6.0 6.3 6.6 All Items less Food and Energy 3.7 4.3 4.9 5.7 6.7 7.7 8.5 9.5 10.1 10.4 10.6 10.9 11.2 Food 2.4 3.0 3.6 4.7 5.8 7.1 8.4 10.2 11.3 11.8 12.0 12.4 13.0 Food at Home 6.0 6.5 7.1 7.7 8.3 8.6 8.8 8.4 8.2 8.3 8.5 8.6 8.5 Food away from home - 0.5 - 3.6 - 12.5 - 16.7 - 11.7 - 5.1 - 6.4 5.2 8.7 7.3 13.1 17.6 19.8 Energy 2.2 - 4.2 - 20.3 - 26.8 - 20.4 - 12.6 - 17.0 - 1.4 2.8 0.4 12.2 19.3 19.7 Energy commodities 3.0 - 3.3 - 19.9 - 26.5 - 19.7 - 12.2 - 17.4 - 2.0 1.5 - 1.5 10.1 17.5 18.2 Gasoline - 2.3 - 1.9 - 1.3 - 0.7 0.1 - 0.3 - 1.8 - 3.2 - 2.3 - 0.9 2.4 5.5 8.4 Transportation less fuel 2.5 2.9 3.5 4.1 4.7 5.4 6.1 5.8 5.8 5.9 7.2 8.4 9.4 New cars - 8.0 - 6.6 - 5.6 - 5.2 - 4.2 - 6.6 - 11.2 - 13.6 - 11.6 - 8.8 - 3.3 2.0 7.2 Used cars - 13.4 - 13.3 - 18.6 - 18.9 - 13.4 - 0.9 17.7 26.5 25.6 28.5 36.0 42.9 42.9 Airfare 7.2 7.3 7.7 7.8 8.0 8.1 8.2 8.1 7.9 7.5 7.1 6.9 6.6 Shelter 7.4 7.8 8.0 8.3 8.7 8.8 8.8 8.8 8.6 8.3 7.9 7.5 7.2 Rent of primary residence 7.1 7.3 7.7 7.8 8.0 8.1 8.0 8.0 7.8 7.5 7.1 6.9 6.7 Owners' equivalent rent 2.3 3.1 3.2 3.1 3.5 3.6 3.3 3.3 3.1 2.9 3.6 4.1 5.5 Apparel - 2.6 - 2.1 - 1.5 - 0.8 - 0.1 0.4 1.0 2.1 3.0 4.1 4.4 5.4 6.5 Medical Care Service - 0.2 0.3 0.4 0.5 - 0.1 0.3 0.5 1.2 1.7 1.7 1.5 1.8 1.8 Physicians' services 4.5 3.0 3.1 4.1 3.7 2.9 2.7 3.6 3.6 4.4 2.9 3.4 3.8 Hospital services 4.2 4.5 4.1 4.2 4.4 4.0 3.6 3.2 3.4 3.2 3.1 3.1 3.7 Medical Care Commodities 0.2 - 0.1 1.0 2.0 2.7 2.9 3.2 2.9 3.3 4.1 3.6 4.3 4.0 Recreation Commodities - 0.1 - 1.2 - 0.5 - 0.9 - 0.9 0.0 1.1 1.1 1.5 3.5 2.7 3.0 3.0 Sporting goods - 7.3 - 8.1 - 7.8 - 7.1 - 6.9 - 8.3 - 10.2 - 10.5 - 10.3 - 10.1 - 9.7 - 9.1 - 8.3 Ed. & Info Tech Commodities - 2.5 - 3.4 - 3.0 - 2.7 - 1.3 0.3 0.7 2.6 2.2 5.4 5.3 4.7 4.6 Education books and supplies - 7.9 - 8.7 - 8.5 - 7.7 - 7.6 - 9.4 - 11.5 - 12.0 - 11.7 - 11.8 - 11.5 - 10.8 - 10.0 Information tech commodities - 5.2 - 5.0 - 4.9 - 5.2 - 4.2 - 5.1 - 5.8 - 5.6 - 6.2 - 5.8 - 4.4 - 3.1 - 3.6 Computers - 9.3 - 10.2 - 7.3 - 6.5 - 2.8 - 1.9 - 1.0 - 1.5 - 2.9 - 3.1 - 1.7 - 0.9 4.5 Computers software - 15.4 - 17.2 - 17.6 - 16.1 - 15.3 - 20.0 - 23.9 - 25.1 - 23.9 - 22.2 - 23.4 - 22.9 - 21.0 Smartphones

1000 1050 1100 1150 1200 1250 1300 1350 1400 Mar-17 Jul-17 Nov-17 Mar-18 Jul-18 Nov-18 Mar-19 Jul-19 Nov-19 Mar-20 Jul-20 Nov-20 Mar-21 Jul-21 Nov-21 Mar-22 Jul-22 Nov-22 Mar-23 Jul-23 The U.S. is Facing a Housing Affordability Crisis Source: U.S. Census, Joint Center for Housing Studies of Harvard University, Rentcafe.com, Apartmentlist.com x Renter households are struggling under higher prices as the number of low cost rentals continues to decline » 60% of the new units built from 2020 to 2022 are accessible to only 41% of America’s renter population » A full time worker in the U.S. has to earn on average $28.58 an hour to rent a modest two bedroom in their area x Housing affordability continued to erode in the third quarter of 2023 due to higher mortgage rates and home prices » Historically low number of homes for sale, led to rising home prices in 171 of the 177 metro areas this year, making home own ers hip out of reach for most new households x With home prices near record highs for new and existing home sales, multifamily housing should continue to be in high demand Apartment Rents Still Over 20% Above Pre - Pandemic Levels The Supply of Low - Cost Rentals Continues to Decline 22 0 5 10 15 20 25 30 0 2 4 6 8 10 12 2011 2012 2013 2014 2015 2016 2017 2018 2019 2021 Share of Rental Stock (Percent) Low - Rent Units (Millions) Number of Units Renting for Under $600 per Month Low-Rent Units as Share of Rental Stock (Right scale) JS0

Interest Rate Environment Yield Curve S&P vs 10yr U.S. Treasury 23 9/30/2023 6/30/2023 3/31/2023 12/31/2022 Economic Indicators N/A 2.1% 2.2% 2.6% GDP (seasonally adj. annual rate) 3.8% 3.6% 3.5% 3.5% Unemployment Rate 3.9%* 4.3% 4.8% 4.9% Core Inflation (Personal Consumption Expenditures Less Food and Energy (Core PCE)) yearly basis 5.25% 5.0% 4.75% 4.25% Federal Funds Rate Lower Limit Source : Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board * As of August 2023 4.279 4.090 3.981 3.829 3.776 4.895 4.156 3.993 3.837 3.860 5.044 4.609 4.614 4.571 4.699 3.0 3.5 4.0 4.5 5.0 5.5 2 5 7 10 30 9/30/2022 6/30/2023 9/30/2023 3,500 3,700 3,900 4,100 4,300 4,500 4,700 4,900 0.5% 1.0% 1.5% 2.0% 2.5% 3.0% 3.5% 4.0% 4.5% 5.0% GT10 Govt (Left axis) S&P 500 (Right axis)

Economic Environment and Outlook x Economic growth held up in the 3 rd quarter despite higher interest rates and still elevated prices » Inflation has receded from 2022 highs, but remains above the Fed’s target » The Fed embarked on a historic tightening cycle to combat inflation and is near the end of its tightening campaign, but has signaled their desire to keep rates higher for longer » Labor market remains strong, but the unemployment rate has risen above recent lows, mostly due to an expansion of the labor force » Tightening financial conditions from higher rates should eventually lead to a slowing economy x Looking ahead, there is a high degree of political and economic uncertainty in the U . S . and globally x The U . S . government narrowly avoided a shutdown at the end of the third quarter with an agreement only extending funding for 45 days x Crisis in the Middle East adds to existing uncertainty caused by the prolonged war in Ukraine x Slowing economies in Europe due to rising energy prices and interest rates x China’s economy continues to struggle with an overbuilt housing market and the potential for limited international trade due to a global economy that appears to be breaking into geopolitical blocs x HIT should be well - positioned to generate competitive risk adjusted returns as well as investment impacts » Critical need for affordable and workforce housing given the rise in home prices, mortgage rates and rents » Investment team with expertise in sourcing and structuring complex product that respond to the market 24 JS0

HIT Cycle of Sustainable, Responsible Investment HIT finances projects through guaranteed securities Construction projects generate family - supporting union jobs, hours of work and benefits Union workers contribute to pension funds HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Pension Plan invests in HIT Union workers contribute to pension funds Our Successful Record of ESG 25 * You may obtain a copy of HIT’s Assessment and Transparency Reports by calling the Marketing and Investor Relations Departme nt at 202 - 331 - 8055 2021 Assessment Report Scores *: Direct Fixed income sub - categories: 100% Private debt 98% Securitised 96% SSA 86% Investment & Stewardship Policy

Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT . Performance for Periods Ending [Date] Since Inception [Date] 10 Year 5 Year 3 Year 1 Year [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Net Participant Dollar - Weighted [$xxxxxx] Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: [Fund Name] HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2023 was - 0 . 64% , - 5 . 55% , - 0 . 35% , and 0 . 87% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of September 30 , 2023 , unless otherwise denoted . 26

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . 27